Schedule of Lease Rental Income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Lessor Lease Description [Line Items]
Lease rental income - operating leases	$ 527,284	$ 566,949
Interest income on net investment in finance leases	30,121	15,356
Interest income on container leaseback financing receivable	17,243	10,313
Variable lease revenue	26,225	27,142
Total lease rental income	600,873	619,760
Owned Fleet
Lessor Lease Description [Line Items]
Lease rental income - operating leases	469,109	470,722
Interest income on net investment in finance leases	30,121	15,356
Interest income on container leaseback financing receivable	17,243	10,313
Variable lease revenue	21,952	21,468
Total lease rental income	538,425	517,859
Managed Fleet
Lessor Lease Description [Line Items]
Lease rental income - operating leases	58,175	96,227
Variable lease revenue	4,273	5,674
Total lease rental income	$ 62,448	$ 101,901